Acquisition-Related Liabilities (Tables)	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Remaining Payments Due under Noncompete and Deferred Consideration Agreements

The remaining payments due under these noncompete and deferred consideration agreements are as follows:

2016	13,240
2017	10,200
2018	9,660
2019	5,195
2020	4,728
Thereafter	11,541

Total scheduled payments	54,564
Present value adjustments	(12,845)

Total noncompete obligations and deferred consideration	$41,719